Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	December 31, 2014	December 31, 2013
Software development:
Opening balance	$95	$73
Additions	—	43
Depreciation	(28)	(21)

Closing balance	$67	$95